SHAREHOLDERS' EQUITY (Schedule of Employee Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of options
Outstanding at January 1, 2022	404,733
Granted	28,000	270,200	16,014
Exercised	9,321	9,321
Forfeited	28,241
Outstanding at December 31, 2022	395,171	404,733
Exercisable at December 31, 2022	210,949
Weighted-average exercise price
Outstanding at January 1, 2022	$ 5.24
Granted	4.12
Exercised	2.69
Forfeited	4.9
Outstanding at December 31, 2022	5.25	$ 5.24
Exercisable at December 31, 2022	$ 5.06
Weighted- average remaining contractual life (in months)
Outstanding	95 months	105 months
Granted	115 months
Exercisable at December 31, 2022	88 months
Aggregate intrinsic value
Outstanding	$ 1	$ 148
Granted	$ 0
Exercisable at December 31, 2022	$ 0